Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Feb. 15, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net settlement rights
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)			18.0	31.0
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, value		$ 52	$ 22	$ 0
Instruments excluded from calculation, shares (in shares)		1.6	1.9	0.0
Common shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.105
Preference shares | Preferred Stock Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared	$ 9